Repurchase Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of repurchase transactions [Abstract]
Repurchase Transactions

NOTE 8. REPURCHASE TRANSACTIONS
As of the indicated dates, the Group maintains the following repurchase transactions:

	12.31.24	12.31.23
Debtors for Reverse Repurchase Transactions of Government Securities	—	2,743,998,556
Interest Accrued Receivable for Reverse Repurchase Transactions	—	22,553,398
Total Repurchase Transactions—Assets	—	2,766,551,954

	12.31.24	12.31.23
Creditors for Repurchase Transactions of Government Securities	422,274,660	54,824,818
Interest Accrued Payable for Repurchase Transactions	820,550	371,368
Total Repurchase Transactions—Liabilities	423,095,210	55,196,186
The notional values of the assets transferred in repurchase transactions are presented in Note 7 and Schedule O.

	12.31.24	12.31.23
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	—	2,759,588,468
Forward purchases for Repurchase transactions recorded in Financial Assets Pledged as Collateral	—	44,663,343